LOAN PAYABLE	12 Months Ended
Dec. 31, 2019
Schedule of Property and Equipment Estimated Useful Lives
LOAN PAYABLE
NOTE 11 – LOAN PAYABLE

In December 2018, the Company entered into an agreement with a financing company to provide it €2,000 ($2,242 as of December 31, 2019) as a loan until December 2020. The loan can be repaid earlier but not before December 2019. In November 2019, the Company repaid €1,000 ($1,121 as of December 31, 2019) of the payable loan plus interest calculated through December 2019. The loan bears interest of ten percent per annum. Interest is being paid quarterly.